Taxation on Ordinary Activities (Details) - Schedule of Effective Income Tax Rate Reconciliation - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Profit/(loss) on ordinary activities before taxation	£ (10,700,888)	£ 3,947,688	£ 1,411,413	£ (3,692,354)	£ (3,222,070)
Profit/(loss) on ordinary activities by rate of tax			268,168	(701,547)	(612,193)
Adjustment to tax charge in respect of prior periods			(19,964)	12,307	(2,098)
Effect of expenses not deductible for tax purposes			1,672,344	369,791	0
Effect of capital allowances and depreciation			52,978	3,298	420,326
Effect of revenue exempt from tax			(3)	(125,015)	(15,960)
Effect of different overseas tax rates on some earnings			(193,301)	(218,185)	(3,893)
Utilisation of tax losses			(422,151)	(95,239)	(304,019)
Unused tax losses			402,001	1,235,991	(110,440)
Gain/(loss) on disposal not taxable			28,173	(99,993)	913,825
Amortisation arising on consolidation			651,675	662,877	(26,736)
Recognition of DTAs for previously unrecognised losses			(2,589,487)	(1,292,391)	538,864
Effect of change in UK tax rates			(156,063)	0	(322,603)
Specific tax allowance in US subsidiary			0	(98,199)	(98,829)
Income from associates and JV's not taxable in group			(230,831)	31,142	134,780
Taxation on ordinary activities	£ (654,170)	£ (613,258)	£ (536,461)	£ (315,163)	£ 511,024